UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                          FORM 13F


                     FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [   ]: Amendment Number:____

This Amendment (Check only one):

[   ]  is a restatement
[   ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       DKR Capital Partners L.P.
Address:    1281 East Main Street
            Stamford, CT 06902

13F File Number:  28-5794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barbara Burger
Title:  President and General Counsel
Phone:  (203) 324-8400


Signature, Place, and Date of Signing:

/s/ Barbara Burger, Stamford, Connecticut, 05/15/2009

Report Type (Check only one):

[X] 	 13F HOLDINGS REPORT.
[   ] 	 13F NOTICE.
[   ] 	 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 2

No.  Form 13F File Number    Name

 1   28-                     DKR Oasis Management Company L.P.
 2   28-                     DKR Fusion Management L.P.

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $60,599.43 (x1000)

No Puts and Calls

                        Form 13F Information Table


Name Of Issuer                   Title Of Class      Cusip        Value (x1000)       Quantity   Shrs/ Other Invt      Vtng
                                                                                                 PRN     Mgr Disc      Authy

ALTERNATIVE ASSET MGMT ACQU      *W EXP 08/01/201    02149U119             1.00        100,000   PRN       1 Defined   Defined
BABCOCK & BROWN AIR LTD          SPONSORED ADR       05614P101            57.08         13,400   SH        2 Defined   Defined
BOISE INC                        *W EXP 06/18/201    09746Y113             0.74         37,195   PRN       1 Defined   Defined
CHINA UNICOM (HONG KONG) LTD     SPONSORED ADR       16945R104           308.14         29,600   SH        1 Defined   Defined
CITIGROUP INC                    COM                 172967101         3,800.69      1,510,500   SH        1 Defined   Defined
CITIGROUP INC                    PUT                 172967951           205.00          1,000   PRN       1 Defined   Defined
COLUMBUS ACQUISITION CORP        *W EXP 05/18/201    198851115             3.00        150,000   PRN       1 Defined   Defined
DEL MONTE FOODS CO               COM                 24522P103            87.48         12,000   SH        2 Defined   Defined
FIRST POTOMAC RLTY TR            COM                 33610F109           158.03         21,500   SH        2 Defined   Defined
FISHER SCIENTIFIC INTL INC       NOTE 2.500%10/0     338032AW5        38,814.14     25,100,000   PRN       1 Defined   Defined
FOCUS MEDIA HLDG LTD             PUT                 34415V959           330.00          2,000   PRN       1 Defined   Defined
GENERAL ELECTRIC CO              COM                 369604103           239.61         23,700   SH        2 Defined   Defined
GOOGLE INC                       CL A                38259P508           313.25            900   SH        2 Defined   Defined
INFORMATION SERVICES GROUP I     *W EXP 01/31/201    45675Y112             6.58        109,700   PRN       1 Defined   Defined
INLAND REAL ESTATE CORP          COM NEW             457461200            81.54         11,500   SH        2 Defined   Defined
LAS VEGAS SANDS CORP             COM                 517834107           825.34        274,200   SH        1 Defined   Defined
LASALLE HOTEL PPTYS              COM SH BEN INT      517942108            68.33         11,700   SH        2 Defined   Defined
MBF HEALTHCARE ACQUISITION C     *W EXP 04/16/201    552650111             0.01         84,600   PRN       1 Defined   Defined
MFA FINANCIAL INC                COM                 55272X102            65.86         11,200   SH        2 Defined   Defined
MARSHALL EDWARDS INC             COM                 572322303            45.45        113,635   SH          Sole      Sole
MYRIAD GENETICS INC              COM                 62855J104           227.35          5,000   SH        2 Defined   Defined
PDL BIOPHARMA INC                COM                 69329Y104            75.05         10,600   SH        2 Defined   Defined
SUN AMERICAN BANCORP             *W EXP 05/13/200    86664A111             2.08        103,800   PRN       1 Defined   Defined
TAILWIND FINL INC                *W EXP 04/11/201    874023112            14.11        201,500   PRN       1 Defined   Defined
TASEKO MINES LTD                 COM                 876511106           309.46        250,000   SH        1 Defined   Defined
TREMISIS ENERGY ACQ CORP II      *W EXP 12/05/201    89472N119            24.00        200,000   PRN       1 Defined   Defined
TRIAN ACQUISITION I CORP         *W EXP 01/23/201    89582E116             5.27         29,300   PRN       1 Defined   Defined
2020 CHINACAP ACQUIRCO INC       *W EXP 11/08/201    90212G117            11.25        225,000   PRN       1 Defined   Defined
US BANCORP DEL                   DBCV 12/1           902973AM8        13,425.00     15,000,000   PRN       1 Defined   Defined
UNITED REFINING ENERGY CORP      *W EXP 12/11/201    911360113            40.00        500,000   PRN       1 Defined   Defined
WELLS FARGO & CO NEW             COM                 949746101           266.29         18,700   SH        2 Defined   Defined
YINGLI GREEN ENERGY HLDG CO      ADR                 98584B103           765.05        127,085   SH        1 Defined   Defined
SEANERGY MARITIME HLDGS CORP     *W EXP 09/24/201    Y73760111            23.26        290,800   PRN       1 Defined   Defined
